Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2025
Business Combination, Significant Transaction and Sale of Business [Line Items]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

NOTE 3:- BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

i.	Magic Software

a.	Acquisition of Expim Ltd. (“Expim”)

On March 18, 2025, Magic Software, through its subsidiary acquired 100% of all issued and outstanding share capital of Expim Ltd. (“Expim”), an Israel-based provider of managed cloud services, network connectivity, cybersecurity solutions, and IT infrastructure support. Total purchase price consideration amounted to $4,995, consisting of a base purchase price of $4,168, or $3,614 net of acquired cash, and contingent consideration with a fair value of $827. The fair value of the consideration was determined in accordance with IFRS 3 and measured as of the acquisition date.

The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2025. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented as they were not material to the Company’s consolidated statement of profit or loss.

The following table summarizes the provisional estimated fair values allocated to the Expim acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(634)
Intangible assets	1,525
Goodwill	3,550
Liabilities in respect of business combinations	(827)

Total assets acquired net of acquired cash	$3,614

b.	Additional shares of CommIT Technology Solutions Ltd. (“CommIT”)

In April 2025 Magic Software completed a transaction to acquire additional ordinary shares of its subsidiary CommIT Technology Solutions Ltd. for NIS 50.2 million (approximately $13.8 million), increasing its holdings (on a fully diluted basis) from 68.15% to 79.32%.

c.	Acquisition of Savanna Solutions Ltd. (“Savanna”)

On December 1, 2025, CommIT Software Ltd and 9540 Y.G. Soft I.T Ltd., both subsidiaries of Magic Software, acquired on the aggregate 75% of the outstanding share capital of Savanna Solutions Ltd . (“Savana”), an offshore technology services provider offering software development, IT consulting, and engineering services, including application development, cloud services, and support for digital transformation initiatives. Total purchase price consideration amounted to $1,631, consisting of a cash consideration paid upon closing of $919, or $241 net of acquired cash, a deferred payment of $230 due six month following the closing and a contingent consideration with a fair value of $482. The additional consideration is contingent upon Savanna reaching certain operational targets from 2025 to 2027. The fair value of the consideration was determined in accordance with IFRS 3 and measured as of the acquisition date. The results of operations have been included in the consolidated financial statements of the Company commencing December 1, 2025. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented as they were not material to the Company’s consolidated statement of profit or loss.

The following table summarizes the provisional estimated fair values allocated to the Savana acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(496)
Intangible assets	446
Goodwill	1,160
Non-controlling interests	(157)
Liabilities in respect of business combinations	(712)

Total assets acquired net of acquired cash	$241

d.	Acquisition of Theoris Group Inc. (“Theoris”)

On April 4, 2024, Magic Software, through its wholly owned subsidiary, CoreTech Consulting Group LLC, completed the acquisition of all issued and outstanding share capital of Theoris Group Inc. (“Theoris”). Theoris is a U.S.-based provider of information technology and engineering consulting services, specializing in strategic data management, analytics, application development, cloud solutions, and the recruitment of technical personnel. Total consideration amounted to $13,096 (or $10,249 net of acquired cash), comprised of: a base purchase price of $10,000, a deferred working capital adjustment payment of $840 (of which $535 was paid on the acquisition date), and additional deferred payments totaling $2,256. The fair value of the consideration transferred was measured as of the acquisition date in accordance with the principles of IFRS 3 – Business Combinations.

The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2024. Acquisition related costs were im`material. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

Net assets excluding cash acquired	$2,321
Intangible assets	5,205
Goodwill	5,284
Liabilities in respect of business combinations	(2,561)

Total assets acquired net of acquired cash	$10,249

e.	Acquisition of Executive Life Ltd. (“Executive”)

On October 31, 2024, Magic Software, through its subsidiary CoreTech Consulting Group LLC, acquired all outstanding share capital of Executive Life Ltd. (“Executive”), a U.S.-based recruitment firm headquartered in Long Island, New York. Executive specializes in executive recruitment services across various industries, including construction, IT, marketing, accounting, finance, and manufacturing engineering. Executive was acquired for a total consideration of $1,472 comprising of a base purchase price of $800, or $644 net of acquired cash, and a deferred payment of $672, payable one year following the acquisition date.

The fair value of the consideration was determined in accordance with IFRS 3 and measured as of the acquisition date. The acquisition strengthens Magic’s talent acquisition capabilities and broadens its consulting and professional service offerings in the U.S. market.

The results of operations of Executive Life Ltd. were included in the consolidated financial statements of the Company commencing November 1, 2024. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

The following table summarizes the fair values allocated to the Executive acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$244
Intangible assets	229
Goodwill	843
Liabilities in respect of business combinations	(672)

Total assets acquired net of acquired cash	$644

f.	Acquisition of nursing care business (“Adam Nursing”)

On July 3, 2024, Magic Software, through its subsidiary Minerva Ltd. (“Minerva”), entered into an Asset Purchase Agreement to acquire an operating activity of a nursing care business (“Adam Nursing”). The acquisition meets the definition of a business under IFRS 3, and was therefore accounted for as a business combination using the acquisition method. The total consideration paid for the acquisition was $1,596.

The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date:

Customer relationships	$529
Technology	309
Goodwill	758

Total assets acquired net of acquired cash	$1,596

ii.	Matrix

a.	Acquisition of Gav Group

On February 4, 2025, Matrix, through its subsidiary Matrix I.T. Systems Ltd., completed the acquisition of 70% of the issued and paid-up share capital of Gav Systems Ltd. and Gav Expert Ltd. (collectively, the “Gav Group”), which provides outsourcing services, primarily in the field of IT and software personnel, for total consideration of NIS 74.5 million (approximately $20,822) or NIS 65.3 million (approximately $18,268) net of acquired cash. Total consideration is divided into NIS 45.5 million (approximately $12,717) paid in cash, and a dividend in respect of retained earnings as of December 31, 2023, in the amount of NIS 29 million (approximately $8,105). Pursuant to the agreement, Matrix and the sellers hold reciprocal call and put options with respect to the remaining shares held by the sellers.

As of the reporting date, the purchase price allocation (“PPA”) has not yet been finalized. Accordingly, the allocation of the purchase consideration to the identifiable assets acquired and liabilities assumed is provisional, based on management’s estimates, and may be adjusted in subsequent reporting periods upon completion of the valuation. Based on the provisional allocation, the excess of the purchase consideration over the net identifiable assets acquired amounted to NIS 51.2 million (approximately $14,314), of which NIS 16.7 million (approximately $4,662) was attributed to identifiable intangible assets, and the remaining amount was attributed to goodwill.

The following table summarizes the provisional estimated fair values allocated to the Gav Group acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$4,348
Intangible assets	6,055
Deferred taxes	(473)
Non-controlling interests	(1,314)
Goodwill	9,652

Total assets acquired net of acquired cash	$18,268

b.	Acquisition of Alacer Matrix LLC (“Alacer”)

On November 13, 2024, Matrix, through its subsidiary Matrix US Holding LLC, completed the acquisition of 51% of outstanding share capital of Alacer Matrix LLC (former: Alacer Group), which specializes in advisory services and the provision of experts in the field of governance, regulation & compliance within the U.S. financial market, for approximately $1,950 in cash, and additional contingent consideration based on Alacer’s future performance over the next three years. In addition, Matrix holds a call option to acquire the remaining outstanding share capital of Alacer.

Based on the valuation underlying the purchase price allocation (PPA), approximately $0.8 million of the approximately $2.3 million excess purchase price was attributed to intangible assets, and the remaining balance was attributed to goodwill.

The following table summarizes the fair values allocated to the Alacer acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$100
Intangible assets	555
Deferred taxes	(150)
Non-controlling interests	(254)
Goodwill	1,699

Total assets acquired net of acquired cash	$1,950
c.	Acquisition of Moshe Ort Ltd. (“Ortech”)

On December 3, 2024, Matrix, through its subsidiary Matrix IT Integration and Infrastructure, acquired all of Moshe Ort Ltd. (Ortech) outstanding share capital for approximately NIS 19,495 thousand in cash (approximately $5,365), or NIS 10,026 thousand (approximately $2,759) net of acquired cash, together with an additional contingent consideration based on Ortech’s future financial performance. In addition, Matrix holds a call option to acquire the remaining outstanding share capital of Ortech.

Ortech imports, distributes, sells, and provides support and specification services for automated manufacturing machines for component assembly and automated inspection machines for assembly processes and components on production lines. Ortech operates in the fields of industrial, medical, and military equipment, lasers and sensors for civilian and defense applications, optical communication systems, and automotive radar systems. Ortech also serves as a representative in Israel for dozens of international manufacturers.

Based on the valuation underlying the purchase price allocation (PPA), NIS 13.3 million (approximately $3,954) of the NIS 39.3 million (approximately $11,685) excess purchase price was attributed to intangible assets, and the remaining balance was attributed to goodwill.

The following table summarizes the fair values allocated to the Ortech acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(118)
Intangible assets	3,187
Deferred taxes	(733)
Liabilities in respect of business combinations	(7,745)
Goodwill	8,168

Total assets acquired net of acquired cash	$2,759

iii.	Michpal

a.	Formally’s put option

On March 30, 2025, following the exercise of a put option, Michpal acquired the remaining 30% outstanding share capital of Formally – Smart Forms Systems Ltd (“Formally”), thereby increasing its ownership to 100% of Formally’s outstanding share capital. The total purchase consideration amounted to approximately NIS 28,200 thousand (approximately $7,655).

b.	Acquisition of Mishmarot Technologies Ltd. (“Mishmarot”)

On July 15, 2025, Michpal completed the acquisition of 70% of the outstanding share capital of Mishmarot Technologies Ltd. Ltd. (hereinafter – “Mishmarot”), a developer and provider of an advanced technology solution for automated workforce scheduling based on artificial intelligence algorithms, tailored to organizational needs and employees, as well as complementary solutions based on customer requirements.

In consideration for the acquired shares, the Company paid cash consideration of NIS 19,543 thousand (approximately $5,842) or NIS 16,886 thousand (approximately $5,048) net of acquired cash, and committed to pay additional contingent consideration to the sellers in 2027, subject to achieving certain performance targets based on Mishmarot’s operating results for the year 2026 (hereinafter – the “Contingent Consideration”). The fair value of the Contingent Consideration liability as of the acquisition date was estimated at approximately NIS 2,137 thousand (approximately $639), determined using a discounted cash flow approach. As of December 31, 2025, the outstanding liability in respect of the contingent consideration amounted to approximately NIS 2,217 thousand (approximately $695). During 2025, the Company recognized income of approximately NIS 190 thousand (approximately $55) resulting from working capital adjustments, which was included under other expenses (income), net, in the statement of profit or loss. In addition, pursuant to the agreement, Michpal and the sellers hold call and put options, respectively, with respect to the remaining shares held by the sellers in Mishmarot. The options are exercisable during the years 2028 through 2030, within a 60-day period following the approval of Mishmarot’s audited financial statements for the preceding calendar year. The exercise price is determined based on a mechanism set forth in the agreement, which is linked to Mishmarot’s operating results for the preceding calendar year. As of December 31, 2025, the outstanding financial liability in respect of the put option amounted to NIS 8,448 thousand (approximately $2,648). In the Company’s assessment, the put options granted to the sellers with respect to their remaining shareholdings do not confer present ownership over such interests. The results of operations have been fully consolidated in the Company’s financial statements commencing July 15, 2025. Acquisition-related costs amounted to approximately NIS 292 thousand (approximately $85).

The Company recognized the fair value of the identifiable assets acquired and liabilities assumed in the business combination based on a valuation performed by an external valuation expert, using a discounted cash flow methodology. The following table summarizes the estimated fair values of the identifiable assets and liabilities of Mishmarot as of the acquisition date:

Net Assets excluding cash acquired	$543
Intangible assets	4,930
Deferred taxes	(1,110)
Dividend payable to sellers	(1,300)
Non-controlling interests	(1,177)
Goodwill	3,801
Liabilities in respect of business combinations	(639)

Total assets acquired net of acquired cash	$5,048

c.	Disposal of a Subsidiary and Acquisition of Non-Controlling Interests

During the third quarter of 2025, Michpal completed a share exchange transaction (the “Share Exchange Transaction”), pursuant to which the Company transferred all of its shares in Effective Solutions Ltd. (hereinafter – “Effective Solutions”), representing 80% of its issued and paid-up share capital, to the non-controlling shareholder thereof (hereinafter – the “Minority Shareholder”). Concurrently, all of the shares of Kol Hames Ltd. (hereinafter – “Kol Hames”), which were held by Effective Solutions and represented 65% of its issued and paid-up share capital, were transferred to Michpal.

Effective Solutions is engaged in consulting services. Kol Hames is engaged in payroll accounting and bookkeeping training, operates a college offering seminars, professional courses and continuing education programs, and provides pension administration and outsourced payroll services. In addition, it was agreed that the “Michpal Yeda” activity, previously operated by Effective Solutions, would be fully transferred to Michpal. As part of the Share Exchange Transaction, Effective Solutions declared a dividend. In addition, the Company paid Effective Solutions cash consideration in the amount of NIS 1,300 thousand (approximately $386), which was settled in October 2025. Michpal’s share of the declared dividend, in the amount of NIS 481 thousand (approximately $143), is expected to be received within one year from the completion of the transaction. The total consideration attributed to the disposal of the shares amounted to NIS 4,415 thousand (approximately $1,310) and the total cash consideration attributed to the disposal of the shares amounted to NIS 3,318 thousand (approximately $985). As a result of the transaction, the call and put options previously granted to Michpal and to the non-controlling shareholder in respect of the remaining holdings in Effective Solutions were terminated. Following the Share Exchange Transaction and the loss of control in Effective Solutions, Michpal deconsolidated Effective Solutions and derecognized all of its assets and liabilities from the consolidated statement of financial position as of July 1, 2025. Accordingly, the results of operations of Effective Solutions are not included in the Company’s consolidated statement of profit or loss from that date. Michpal recognized a loss on deconsolidation of NIS 2,649 thousand (approximately $786). In respect of the change in non-controlling interests in Kol Hames, the Company recognized an amount of NIS 5,028 thousand (approximately $1,492) in equity, within capital reserve from transactions with non-controlling interests.

The following table summarizes the estimated fair values of the identifiable consideration attributed to the Disposal of a Subsidiary and Acquisition of Non-Controlling Interests as of the acquisition date:

Net liabilities excluding cash acquired	(1,793)
Derecognition of non-controlling interests	500
Loss on disposal and deconsolidation of a subsidiary	786
Capital reserve from transactions with non-controlling interests	1,492

Total Share Exchange Transaction acquired net of acquired cash	$985
d.	Acquisition of Linkatch Ltd. (“Linkatch”)

On November 30, 2025, Michpal completed the acquisition of 60% of the outstanding share capital of Linkatch Ltd. (hereinafter – “Linkatch”), a developer and provider of a secure cloud-based platform for candidate sourcing through online communities and various digital channels.

In consideration for the acquired shares, Michpal paid cash consideration of NIS 1,125 thousand (approximately $336), and committed to pay additional contingent consideration in 2029, subject to achieving certain performance targets based on Linkatch’s operating results for the years 2027–2028 (hereinafter – the “Contingent Consideration”). The fair value of the contingent consideration liability as of the acquisition date, and as of December 31, 2025, amounted to NIS 850 thousand (approximately $254).

In addition, Michpal and the minority shareholder of Linkatch hold call and put options, respectively, with respect to the remaining shares held by the minority shareholder. The options are exercisable during the years 2030 through 2032. The exercise price is determined based on a mechanism set forth in the agreement, linked to Linkatch’s operating results for the preceding calendar year. As of December 31, 2025, the outstanding financial liability in respect of the put option amounted to NIS 1,645 thousand (approximately $492).

The results of operations will be fully consolidated in the Company’s financial statements commencing January 1, 2026.

e.	Liram’s put option

On February 19, 2024, following the exercise of a put option, Michpal acquired the remaining 30% outstanding share capital of Liram, thereby increasing its ownership to 100% of Liram’s outstanding share capital. The total purchase consideration amounted to approximately NIS 5,250 thousand (approximately $1,449), of which NIS 1,000 thousand (approximately $276) was prepaid to the seller on 2023.

f.	Acquisition of Heshev Information Systems (2012) Ltd. (“Heshev”)

On January 1, 2024, Michpal acquired 70% of Heshev Information Systems (2012) Ltd. Outstanding share capital for a total consideration of NIS 4,800 thousand (approximately $1,338) paid in cash, or NIS 4,605 thousand (approximately $1,285) net of acquired cash. Heshev develops and markets a cloud-native technology platform for managing financial and business operations for accountants, tax consultants, payroll managers, bookkeepers, and financial controllers. The platform includes, among other features, fixed asset management, preparation and submission of financial reports, as well as advanced tools for performing financial simulations and payroll calculations. Additionally, Heshev provides an online platform that enables its clients to manage their financial and business activities entirely digitally, utilizing advanced cloud technologies and providing access to up-to-date professional information. Michpal and the seller hold a mutual call and put options, respectively, for the remaining 30% share interest held by the seller in Heshev. These options can be exercised during a consecutive three-year period commencing five years from the acquisition date, at an exercise price determined by a mechanism specified in the agreement.

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Heshev’s results of operations were included in the consolidated financial statements of the Company commencing January 1, 2024.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(110)
Intangible assets	1,731
Deferred taxes	(388)
Non-controlling interests	(386)
Goodwill	438

Total assets acquired net of acquired cash	$1,285

g.	Acquisition of Meida Computers Software Solutions (G.D) Ltd. (“Meida”)

On July 3, 2024, Michpal acquired 60% of the shares of Meida Computers Software Solutions (G.D) Ltd, for a total consideration of NIS 47,000 thousand (approximately $12,490) or NIS 37,131 thousand (approximately $9,867), net of acquired cash, and up to additional NIS 3,000 thousand (approximately $797) in contingent consideration, subject to the achievement of targets set in relation to Meida’s operating profit for the year 2024 (hereinafter – the “Contingent Consideration”). Meida engaged in the development and marketing of advanced solutions for recruitment and human resources management processes. Meida develops and markets “Adam Total,” the leading platform for candidate recruitment and screening, which integrates artificial intelligence technologies for candidate sourcing and matching, as well as advanced analytical tools for performance analysis and data-driven decision-making. No liability was recognized in respect of the contingent consideration. In addition, the performance targets specified in the agreement were not achieved, and accordingly, no contingent consideration was paid. Michpal and the seller hold a mutual call and put options, respectively, for the remaining 40% share interest held by the seller in Meida. The put options may be exercised in 2028 (with respect to 50% of the seller’s shares) and in 2030 (with respect to all or the remaining shares of the seller). The call options may be exercised in 2029 (with respect to 50% of the seller’s shares or any remaining portion thereof) and in 2031 (with respect to all or the remaining shares of the seller). The exercise price for the call and put options is determined based on a mechanism set forth in the agreement. The balance of the financial liability in respect of the put option in the statement of financial position as of December 31, 2025 amounted to NIS 36,713 thousand (approximately $11,509).

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Meida’s results of operations were included in the consolidated financial statements of the Company commencing July 3, 2024.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(2,254)
Intangible assets	9,082
Deferred taxes	(2,031)
Non-controlling interests	(2,968)
Goodwill	8,038

Total assets acquired net of acquired cash	$9,867

h.	Acquisition of Y-IT Ltd. (“Y-IT”)

On October 13, 2024, Michpal acquired 60% of the outstanding share capital of Y-IT, for a total consideration of NIS 82,523 thousand (approximately $22,243) or NIS 70,268 thousand (approximately $18,940) net of acquired cash, and committed to pay the seller additional contingent consideration subject to Y-IT’s operating profit for the year 2024 (hereinafter – the “Contingent Consideration”). Y-IT engaged in the development and marketing of a technology platform for managing and optimizing transportation operations and vehicle fleets for companies in the transportation sector. The platform is based on algorithms and automation processes, monitoring tools, attendance data processing and preliminary payroll calculations, advanced financial management tools tailored for the transportation sector, as well as analytical tools for performance management and operational optimization. Y-IT serves over 550 clients in the Israeli transportation industry. As of the acquisition date, Michpal recognized a liability for the contingent consideration in the amount of NIS 6,496 thousand (approximately $1,751). During 2025, the final amount of the contingent consideration was determined based on Y-IT’s results for 2024, in the amount of NIS 6,482 thousand (approximately $1,857 thousand), and was paid to the seller during the year. Additionally, Michpal and seller hold a mutual call and put options, respectively, for the remaining 40% share interest held by the seller in Y-IT. The exercise price for the call and put options is determined based on a mechanism set forth in the agreement. The balance of the financial liability in respect of the put option in the statement of financial position as of December 31, 2025 amounted to NIS 70,516 thousand (approximately $22,105).

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Y-IT’s results of operations were included in the consolidated financial statements of the Company commencing October 13, 2024.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(2,193)
Intangible assets	17,264
Deferred taxes	(3,971)
Non-controlling interests	(5,739)
Liabilities in respect of business combinations	(1,751)
Goodwill	15,330

Total assets acquired net of acquired cash	$18,940
i.	Acquisition of Paperless Ltd. (“Paperless”)

On December 24, 2024, Michpal acquired 70% of the outstanding share capital of Paperless, for a total consideration of NIS 8,500 thousand (approximately $2,331) or NIS 6,909 thousand (approximately $1,894) net of acquired cash (of which NIS 2,805 thousand (approximately $769) was paid in January 2025, and committed to pay the seller additional contingent consideration subject to Paperless’ operating profit for the years 2024 through 2026 (hereinafter – the “Contingent Consideration”). During 2025, Michpal paid the seller an amount of NIS 1,063 thousand (approximately $308) on account of the contingent consideration. Paperless is the developer of the cloud-based Paperless platform for digital and online paperless accounting management. The platform is designed for finance professionals, accountants, and tax advisors, and integrates advanced technologies for the automation of accounting processes, including digital invoice processing and automatic journal entry recording. The platform helps its clients improve the efficiency, convenience, and reliability of their financial reporting processes.

The fair value of the contingent consideration liability as of December 31, 2025, amounted to NIS 22,954 thousand (approximately $7,196).

Additionally, Michpal and seller hold mutual call and put options, respectively, for the remaining 30% share interest held by the seller in Paperless. The exercise price of the options is determined based on a mechanism set forth in the agreement. As of December 31, 2025, the outstanding financial liability for the put option, amounted to NIS 16,061 thousand (approximately $5,035). Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Paperless’ results of operations were included in the consolidated financial statements of the Company commencing December 31, 2024.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$91
Intangible assets	7,682
Deferred taxes	(1,767)
Non-controlling interests	(1,933)
Liabilities in respect of business combinations	(5,867)
Goodwill	2,919

Total assets acquired net of acquired cash	$1,125

iv.	Formula

a.	On October 31, 2025, Formula Infrastructure (a directly held subsidiary) acquired 60% of the outstanding share capital of Advance Engineering Ltd (“Advance”), for a total consideration of NIS 20,090 thousand (approximately $6,195) or NIS 12,256 thousand (approximately $3,779) net of acquired cash (of which NIS 17,901 thousand (approximately $5,520) was paid in cash, and committed to pay the seller additional contingent consideration subject to Advances’ operating profit for the years 2023 through 2025 (hereinafter – the “Contingent Consideration”).

Advance specializes in multi-disciplinary quality management (QA/QC), field inspection, and design management in wide range of construction projects, which include civil, infrastructures, electrical and mechanical process disciplines. As of the acquisition date, the Company recognized a liability for the contingent consideration in the amount of approximately NIS 2,188 thousand (approximately $675) .Additionally, Formula Infrastructure and seller hold mutual call and put options, respectively, for the remaining 40% share interest held by the seller in Paperless. The exercise price of the options is determined based on a mechanism set forth in the agreement. As of December 31, 2025, the outstanding financial liability for the put option, as reported in the statement of financial position, amounted to NIS 22,868 thousand (approximately $7,169). Acquisition-related costs were immaterial.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(1,039)
Intangible assets	2,588
Deferred taxes	(533)
Non-controlling interests	(2,051)
Liabilities in respect of business combinations	(675)
Goodwill	3,118

Total assets acquired net of acquired cash	$1,408

b.	On March 31, 2024 Ofek (a directly held subsidiary) acquired 100% of the outstanding share capital of Yona Engineering Consulting & Management Ltd (“Yona”), On October 1, 2024 the Company acquired 51% of the outstanding share capital of Hashahar Telecom and Electricity Ltd (“Hashahar”). The acquisition of both Yona and Hashahar individually and in the aggregate, was not material. The aggregate consideration paid for the acquisition of both Yona and Hashahar was $1,282. Acquisition related costs were immaterial. Yona’s and Hashahar’s results of operations were included in the consolidated financial statements of the Company since their respective acquisition dates.

Net liabilities excluding cash acquired	552
Intangible assets	3,020
Deferred taxes	(695)
Liabilities in respect of business combinations	(2,214)
Non-controlling interests	(1,173)
Goodwill	1,792

Total assets acquired net of acquired cash	$1,282